Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
CRA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 42,929	$ 28,961
CEA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 84,431	$ 67,487